Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Prepayment and Other Current Assets
Prepayments for services	¥ 20,481		¥ 21,413
Prepaid rental and other deposits	13,404		12,715
Interest receivable	19,381		6,755
VAT receivables	397		1,684
Staff advances	16		212
Receivable related to exercise of share options	6,420		134
Receivable from depositary bank(1)	7,493		0
Others	36		277
Total	67,628		¥ 43,190	$ 6,619
Reimbursement of depository fees	¥ 22,106	$ 3,244